COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	Dec. 31, 2021 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
Purchase commitments expected to be incurred within one year related to leasehold improvements and installation of equipment for hotel operations	¥ 413
Accrued contingencies	¥ 54